FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.0%
AT&T Inc.	66,329	$1,631,693
Lumen Technologies Inc.	8,584	107,729
Verizon Communications Inc.	38,483	1,999,577

Total Diversified Telecommunication Services		3,738,999

Entertainment - 1.6%
Activision Blizzard Inc.	7,239	481,611
Electronic Arts Inc.	2,630	346,897
Live Nation Entertainment Inc.	1,244	148,894	*
Netflix Inc.	4,117	2,480,245	*
Take-Two Interactive Software Inc.	1,073	190,694	*
Walt Disney Co.	16,887	2,615,627	*

Total Entertainment		6,263,968

Interactive Media & Services - 6.3%
Alphabet Inc., Class A Shares	2,794	8,094,330	*
Alphabet Inc., Class C Shares	2,598	7,517,547	*
Match Group Inc.	2,632	348,082	*
Meta Platforms Inc., Class A Shares	21,988	7,395,664	*
Twitter Inc.	7,434	321,297	*

Total Interactive Media & Services		23,676,920

Media - 1.0%
Charter Communications Inc., Class A Shares	1,149	749,114	*
Comcast Corp., Class A Shares	42,356	2,131,777
Discovery Inc., Class A Shares	1,709	40,230	*
Discovery Inc., Class C Shares	2,626	60,135	*
DISH Network Corp., Class A Shares	2,268	73,574	*
Fox Corp., Class A Shares	3,060	112,914
Fox Corp., Class B Shares	1,359	46,573
Interpublic Group of Cos. Inc.	3,695	138,378
News Corp., Class A Shares	3,816	85,135
News Corp., Class B Shares	1,153	25,943
Omnicom Group Inc.	1,979	145,001
ViacomCBS Inc., Class B Shares	5,633	170,004

Total Media		3,778,778

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc.	5,474	634,875	*

TOTAL COMMUNICATION SERVICES		38,093,540

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	1

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.1%
Aptiv PLC	2,512	$414,355	*
BorgWarner Inc.	2,219	100,010

Total Auto Components		514,365

Automobiles - 2.5%
Ford Motor Co.	36,487	757,835
General Motors Co.	13,490	790,919	*
Tesla Inc.	7,559	7,988,200	*

Total Automobiles		9,536,954

Distributors - 0.1%
Genuine Parts Co.	1,320	185,064
LKQ Corp.	2,557	153,497
Pool Corp.	373	211,118

Total Distributors		549,679

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc.	384	921,304	*
Caesars Entertainment Inc.	1,922	179,765	*
Carnival Corp.	7,540	151,705	*
Chipotle Mexican Grill Inc.	258	451,048	*
Darden Restaurants Inc.	1,184	178,358
Domino’s Pizza Inc.	335	189,051
Expedia Group Inc.	1,357	245,237	*
Hilton Worldwide Holdings Inc.	2,614	407,758	*
Las Vegas Sands Corp.	3,335	125,529	*
Marriott International Inc., Class A Shares	2,532	418,388	*
McDonald’s Corp.	6,949	1,862,818
MGM Resorts International	3,661	164,306
Norwegian Cruise Line Holdings Ltd.	3,368	69,852	*
Penn National Gaming Inc.	1,512	78,397	*
Royal Caribbean Cruises Ltd.	2,087	160,490	*
Starbucks Corp.	10,973	1,283,512
Wynn Resorts Ltd.	1,005	85,465	*
Yum! Brands Inc.	2,729	378,949

Total Hotels, Restaurants & Leisure		7,351,932

Household Durables - 0.4%
DR Horton Inc.	3,019	327,411
Garmin Ltd.	1,408	191,727
Lennar Corp., Class A Shares	2,524	293,188
Mohawk Industries Inc.	511	93,094	*
Newell Brands Inc.	3,727	81,398

See Notes to Schedule of Investments.

2	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Household Durables - (continued)
NVR Inc.	30	$177,266	*
PulteGroup Inc.	2,353	134,497
Whirlpool Corp.	561	131,644

Total Household Durables		1,430,225

Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc.	4,053	13,514,080	*
eBay Inc.	5,803	385,899
Etsy Inc.	1,173	256,817	*

Total Internet & Direct Marketing Retail		14,156,796

Leisure Products - 0.0%††
Hasbro Inc.	1,207	122,848

Multiline Retail - 0.5%
Dollar General Corp.	2,168	511,279
Dollar Tree Inc.	2,090	293,687	*
Target Corp.	4,534	1,049,349

Total Multiline Retail		1,854,315

Specialty Retail - 2.4%
Advance Auto Parts Inc.	585	140,330
AutoZone Inc.	193	404,603	*
Bath & Body Works Inc.	2,457	171,474
Best Buy Co. Inc.	2,025	205,740
CarMax Inc.	1,506	196,126	*
Gap Inc.	2,307	40,719
Home Depot Inc.	9,806	4,069,588
Lowe’s Cos. Inc.	6,434	1,663,060
O’Reilly Automotive Inc.	632	446,337	*
Ross Stores Inc.	3,293	376,324
TJX Cos. Inc.	11,165	847,647
Tractor Supply Co.	1,058	252,439
Ulta Beauty Inc.	519	214,005	*

Total Specialty Retail		9,028,392

Textiles, Apparel & Luxury Goods - 0.7%
NIKE Inc., Class B Shares	11,872	1,978,706
PVH Corp.	676	72,096
Ralph Lauren Corp.	500	59,430
Tapestry Inc.	2,510	101,906
Under Armour Inc., Class A Shares	1,757	37,231	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	3

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class C Shares	1,710	$30,848	*
VF Corp.	3,026	221,564

Total Textiles, Apparel & Luxury Goods		2,501,781

TOTAL CONSUMER DISCRETIONARY		47,047,287

CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Brown-Forman Corp., Class B Shares	1,676	122,113
Coca-Cola Co.	36,117	2,138,488
Constellation Brands Inc., Class A Shares	1,529	383,733
Molson Coors Beverage Co., Class B Shares	1,712	79,351
Monster Beverage Corp.	3,495	335,660	*
PepsiCo Inc.	12,845	2,231,305

Total Beverages		5,290,650

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,103	2,329,273
Kroger Co.	6,334	286,677
Sysco Corp.	4,763	374,134
Walgreens Boots Alliance Inc.	6,601	344,308
Walmart Inc.	13,208	1,911,065

Total Food & Staples Retailing		5,245,457

Food Products - 0.8%
Archer-Daniels-Midland Co.	5,196	351,198
Campbell Soup Co.	1,906	82,835
Conagra Brands Inc.	4,344	148,348
General Mills Inc.	5,609	377,934
Hershey Co.	1,363	263,700
Hormel Foods Corp.	2,729	133,202
JM Smucker Co.	997	135,413
Kellogg Co.	2,374	152,933
Kraft Heinz Co.	6,665	239,273
Lamb Weston Holdings Inc.	1,304	82,648
McCormick & Co. Inc., Non Voting Shares	2,284	220,657
Mondelez International Inc., Class A Shares	12,996	861,765
Tyson Foods Inc., Class A Shares	2,739	238,731

Total Food Products		3,288,637

Household Products - 1.4%
Church & Dwight Co. Inc.	2,286	234,315
Clorox Co.	1,135	197,899
Colgate-Palmolive Co.	7,790	664,799

See Notes to Schedule of Investments.

4	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Household Products - (continued)
Kimberly-Clark Corp.	3,120	$445,910
Procter & Gamble Co.	22,482	3,677,605

Total Household Products		5,220,528

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,166	801,853

Tobacco - 0.6%
Altria Group Inc.	17,077	809,279
Philip Morris International Inc.	14,423	1,370,185

Total Tobacco		2,179,464

TOTAL CONSUMER STAPLES		22,026,589

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	8,086	194,549
Halliburton Co.	8,525	194,967
Schlumberger NV	12,875	385,606

Total Energy Equipment & Services		775,122

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	3,374	90,727
Chevron Corp.	17,889	2,099,274
ConocoPhillips	12,240	883,483
Coterra Energy Inc.	7,523	142,937
Devon Energy Corp.	5,846	257,516
Diamondback Energy Inc.	1,580	170,403
EOG Resources Inc.	5,425	481,903
Exxon Mobil Corp.	39,372	2,409,173
Hess Corp.	2,599	192,404
Kinder Morgan Inc.	18,437	292,411
Marathon Oil Corp.	7,113	116,795
Marathon Petroleum Corp.	5,750	367,943
Occidental Petroleum Corp.	8,243	238,965
ONEOK Inc.	4,138	243,149
Phillips 66	3,986	288,826
Pioneer Natural Resources Co.	2,139	389,041
Valero Energy Corp.	3,794	284,967
Williams Cos. Inc.	11,137	290,007

Total Oil, Gas & Consumable Fuels		9,239,924

TOTAL ENERGY		10,015,046

FINANCIALS - 10.6%
Banks - 3.9%
Bank of America Corp.	66,928	2,977,627

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	5

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Banks - (continued)
Citigroup Inc.	18,447	$1,114,014
Citizens Financial Group Inc.	3,968	187,488
Comerica Inc.	1,200	104,400
Fifth Third Bancorp	6,329	275,628
First Republic Bank	1,667	344,252
Huntington Bancshares Inc.	13,449	207,384
JPMorgan Chase & Co.	27,461	4,348,449
KeyCorp	8,654	200,167
M&T Bank Corp.	1,175	180,457
People’s United Financial Inc.	3,768	67,146
PNC Financial Services Group Inc.	3,927	787,442
Regions Financial Corp.	9,009	196,396
Signature Bank	564	182,437
SVB Financial Group	546	370,319	*
Truist Financial Corp.	12,409	726,547
US Bancorp	12,543	704,540
Wells Fargo & Co.	37,055	1,777,899
Zions Bancorp NA	1,452	91,708

Total Banks		14,844,300

Capital Markets - 3.0%
Ameriprise Financial Inc.	1,037	312,822
Bank of New York Mellon Corp.	7,063	410,219
BlackRock Inc.	1,323	1,211,286
Cboe Global Markets Inc.	996	129,878
Charles Schwab Corp.	13,973	1,175,129
CME Group Inc.	3,343	763,742
FactSet Research Systems Inc.	350	170,104
Franklin Resources Inc.	2,658	89,016	(a)
Goldman Sachs Group Inc.	3,155	1,206,945
Intercontinental Exchange Inc.	5,239	716,538
Invesco Ltd.	3,260	75,045
MarketAxess Holdings Inc.	357	146,823
Moody’s Corp.	1,495	583,917
Morgan Stanley	13,344	1,309,847
MSCI Inc.	767	469,933
Nasdaq Inc.	1,080	226,811
Northern Trust Corp.	1,925	230,249
Raymond James Financial Inc.	1,689	169,576
S&P Global Inc.	2,238	1,056,179

See Notes to Schedule of Investments.

6	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Capital Markets - (continued)
State Street Corp.	3,389	$315,177
T. Rowe Price Group Inc.	2,089	410,781

Total Capital Markets		11,180,017

Consumer Finance - 0.6%
American Express Co.	5,819	951,988
Capital One Financial Corp.	3,957	574,121
Discover Financial Services	2,726	315,017
Synchrony Financial	5,091	236,172

Total Consumer Finance		2,077,298

Diversified Financial Services - 1.3%
Berkshire Hathaway Inc., Class B Shares	17,014	5,087,186	*

Insurance - 1.8%
Aflac Inc.	5,736	334,925
Allstate Corp.	2,660	312,949
American International Group Inc.	7,715	438,675
Aon PLC, Class A Shares	2,034	611,339
Arthur J Gallagher & Co.	1,931	327,633
Assurant Inc.	545	84,944
Brown & Brown Inc.	2,191	153,983
Chubb Ltd.	4,000	773,240
Cincinnati Financial Corp.	1,395	158,932
Everest Re Group Ltd.	365	99,981
Globe Life Inc.	855	80,131
Hartford Financial Services Group Inc.	3,156	217,890
Lincoln National Corp.	1,573	107,373
Loews Corp.	1,912	110,437
Marsh & McLennan Cos. Inc.	4,695	816,085
MetLife Inc.	6,713	419,495
Principal Financial Group Inc.	2,287	165,419
Progressive Corp.	5,459	560,366
Prudential Financial Inc.	3,507	379,598
Travelers Cos. Inc.	2,283	357,130
Willis Towers Watson PLC	1,143	271,451
WR Berkley Corp.	1,237	101,916

Total Insurance		6,883,892

TOTAL FINANCIALS		40,072,693

HEALTH CARE - 13.2%
Biotechnology - 1.8%
AbbVie Inc.	16,426	2,224,080
Amgen Inc.	5,230	1,176,593

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	7

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Biogen Inc.	1,358	$325,811	*
Gilead Sciences Inc.	11,704	849,828
Incyte Corp.	1,765	129,551	*
Moderna Inc.	3,275	831,785	*
Regeneron Pharmaceuticals Inc.	977	616,995	*
Vertex Pharmaceuticals Inc.	2,354	516,938	*

Total Biotechnology		6,671,581

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	16,429	2,312,218
ABIOMED Inc.	423	151,929	*
Align Technology Inc.	689	452,797	*
Baxter International Inc.	4,599	394,778
Becton Dickinson and Co.	2,655	667,679
Boston Scientific Corp.	13,242	562,520	*
Cooper Cos. Inc.	462	193,550
DENTSPLY SIRONA Inc.	2,099	117,103
DexCom Inc.	891	478,422	*
Edwards Lifesciences Corp.	5,784	749,317	*
Hologic Inc.	2,353	180,146	*
IDEXX Laboratories Inc.	788	518,867	*
Intuitive Surgical Inc.	3,317	1,191,798	*
Medtronic PLC	12,500	1,293,125
ResMed Inc.	1,354	352,690
STERIS PLC	928	225,885
Stryker Corp.	3,118	833,816
Teleflex Inc.	453	148,801
Zimmer Biomet Holdings Inc.	1,935	245,822

Total Health Care Equipment & Supplies		11,071,263

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	1,410	187,375
Anthem Inc.	2,263	1,048,991
Cardinal Health Inc.	2,619	134,853
Centene Corp.	5,420	446,608	*
Cigna Corp.	3,078	706,801
CVS Health Corp.	12,244	1,263,091
DaVita Inc.	603	68,597	*
HCA Healthcare Inc.	2,224	571,390
Henry Schein Inc.	1,268	98,308	*
Humana Inc.	1,206	559,415
Laboratory Corp. of America Holdings	888	279,019	*

See Notes to Schedule of Investments.

8	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
McKesson Corp.	1,419	$352,721
Quest Diagnostics Inc.	1,119	193,598
UnitedHealth Group Inc.	8,750	4,393,725
Universal Health Services Inc., Class B Shares	676	87,650

Total Health Care Providers & Services		10,392,142

Health Care Technology - 0.1%
Cerner Corp.	2,738	254,278

Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc.	2,812	448,936
Bio-Rad Laboratories Inc., Class A Shares	201	151,869	*
Bio-Techne Corp.	365	188,829
Charles River Laboratories International Inc.	480	180,854	*
Danaher Corp.	5,909	1,944,120
Illumina Inc.	1,452	552,399	*
IQVIA Holdings Inc.	1,764	497,695	*
Mettler-Toledo International Inc.	214	363,203	*
PerkinElmer Inc.	1,172	235,642
Thermo Fisher Scientific Inc.	3,661	2,442,766
Waters Corp.	578	215,363	*
West Pharmaceutical Services Inc.	688	322,679

Total Life Sciences Tools & Services		7,544,355

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	20,617	1,285,470
Catalent Inc.	1,623	207,793	*
Eli Lilly & Co.	7,381	2,038,780
Johnson & Johnson	24,461	4,184,543
Merck & Co. Inc.	23,462	1,798,128
Organon & Co.	2,414	73,506
Pfizer Inc.	52,146	3,079,221
Viatris Inc.	11,439	154,770
Zoetis Inc.	4,393	1,072,024

Total Pharmaceuticals		13,894,235

TOTAL HEALTH CARE		49,827,854

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
Boeing Co.	5,134	1,033,577	*
General Dynamics Corp.	2,154	449,044
Howmet Aerospace Inc.	3,589	114,238
Huntington Ingalls Industries Inc.	381	71,148
L3Harris Technologies Inc.	1,824	388,950

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	9

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp.	2,275	$808,558
Northrop Grumman Corp.	1,380	534,156
Raytheon Technologies Corp.	13,911	1,197,181
Textron Inc.	2,115	163,278
TransDigm Group Inc.	487	309,868	*

Total Aerospace & Defense		5,069,998

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,165	125,389
Expeditors International of Washington Inc.	1,576	211,641
FedEx Corp.	2,272	587,630
United Parcel Service Inc., Class B Shares	6,790	1,455,369

Total Air Freight & Logistics		2,380,029

Airlines - 0.2%
Alaska Air Group Inc.	1,196	62,312	*
American Airlines Group Inc.	5,772	103,665	*
Delta Air Lines Inc.	5,993	234,206	*
Southwest Airlines Co.	5,592	239,561	*
United Airlines Holdings Inc.	2,884	126,262	*

Total Airlines		766,006

Building Products - 0.5%
Allegion PLC	828	109,660
AO Smith Corp.	1,292	110,918
Carrier Global Corp.	8,058	437,066
Fortune Brands Home & Security Inc.	1,264	135,122
Johnson Controls International PLC	6,582	535,182
Masco Corp.	2,294	161,085
Trane Technologies PLC	2,196	443,658

Total Building Products		1,932,691

Commercial Services & Supplies - 0.4%
Cintas Corp.	817	362,070
Copart Inc.	1,973	299,146	*
Republic Services Inc.	1,950	271,928
Rollins Inc.	1,953	66,812
Waste Management Inc.	3,575	596,667

Total Commercial Services & Supplies		1,596,623

Construction & Engineering - 0.0%††
Quanta Services Inc.	1,326	152,039

Electrical Equipment - 0.6%
AMETEK Inc.	2,165	318,342
Eaton Corp. PLC	3,713	641,681

See Notes to Schedule of Investments.

10	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - (continued)
Emerson Electric Co.	5,547	$515,704
Generac Holdings Inc.	586	206,225	*
Rockwell Automation Inc.	1,088	379,549

Total Electrical Equipment		2,061,501

Industrial Conglomerates - 1.0%
3M Co.	5,338	948,189
General Electric Co.	10,202	963,783
Honeywell International Inc.	6,393	1,333,004
Roper Technologies Inc.	980	482,023

Total Industrial Conglomerates		3,726,999

Machinery - 1.5%
Caterpillar Inc.	5,025	1,038,868
Cummins Inc.	1,329	289,908
Deere & Co.	2,622	899,058
Dover Corp.	1,332	241,891
Fortive Corp.	3,346	255,266
IDEX Corp.	688	162,588
Illinois Tool Works Inc.	2,636	650,565
Ingersoll Rand Inc.	3,787	234,302
Otis Worldwide Corp.	4,001	348,367
PACCAR Inc.	3,223	284,462
Parker-Hannifin Corp.	1,197	380,790
Pentair PLC	1,489	108,742
Snap-on Inc.	500	107,690
Stanley Black & Decker Inc.	1,510	284,816
Westinghouse Air Brake Technologies Corp.	1,733	159,627
Xylem Inc.	1,660	199,067

Total Machinery		5,646,007

Professional Services - 0.4%
Equifax Inc.	1,134	332,024
IHS Markit Ltd.	3,666	487,285
Jacobs Engineering Group Inc.	1,212	168,747
Leidos Holdings Inc.	1,313	116,725
Nielsen Holdings PLC	3,464	71,046
Robert Half International Inc.	1,065	118,769
Verisk Analytics Inc.	1,475	337,377

Total Professional Services		1,631,973

Road & Rail - 0.9%
CSX Corp.	20,585	773,996
J.B. Hunt Transport Services Inc.	784	160,250

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	11

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Norfolk Southern Corp.	2,258	$672,229
Old Dominion Freight Line Inc.	853	305,698
Union Pacific Corp.	5,983	1,507,297

Total Road & Rail		3,419,470

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,412	346,693
United Rentals Inc.	664	220,641	*
W.W. Grainger Inc.	401	207,814

Total Trading Companies & Distributors		775,148

TOTAL INDUSTRIALS		29,158,484

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.9%
Arista Networks Inc.	2,087	300,006	*
Cisco Systems Inc.	39,182	2,482,964
F5 Inc.	562	137,527	*
Juniper Networks Inc.	3,087	110,237
Motorola Solutions Inc.	1,569	426,297

Total Communications Equipment		3,457,031

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A Shares	5,550	485,403
CDW Corp.	1,264	258,842
Corning Inc.	7,241	269,583
IPG Photonics Corp.	314	54,052	*
Keysight Technologies Inc.	1,712	353,545	*
TE Connectivity Ltd.	3,063	494,184
Teledyne Technologies Inc.	433	189,173	*
Trimble Inc.	2,320	202,281	*
Zebra Technologies Corp., Class A Shares	497	295,814	*

Total Electronic Equipment, Instruments & Components		2,602,877

IT Services - 4.5%
Accenture PLC, Class A Shares	5,858	2,428,434
Akamai Technologies Inc.	1,511	176,847	*
Automatic Data Processing Inc.	3,924	967,580
Broadridge Financial Solutions Inc.	1,112	203,296
Cognizant Technology Solutions Corp., Class A Shares	4,941	438,366
DXC Technology Co.	2,175	70,013	*
EPAM Systems Inc.	530	354,279	*
Fidelity National Information Services Inc.	5,660	617,789
Fiserv Inc.	5,495	570,326	*
FleetCor Technologies Inc.	748	167,432	*

See Notes to Schedule of Investments.

12	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
IT Services - (continued)
Gartner Inc.	765	$255,755	*
Global Payments Inc.	2,680	362,282
International Business Machines Corp.	8,317	1,111,650
Jack Henry & Associates Inc.	687	114,722
Mastercard Inc., Class A Shares	8,059	2,895,760
Paychex Inc.	2,993	408,544
PayPal Holdings Inc.	10,917	2,058,728	*
VeriSign Inc.	899	228,184	*
Visa Inc., Class A Shares	15,577	3,375,692

Total IT Services		16,805,679

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices Inc.	11,223	1,614,990	*
Analog Devices Inc.	4,991	877,268
Applied Materials Inc.	8,391	1,320,408
Broadcom Inc.	3,826	2,545,859
Enphase Energy Inc.	1,255	229,590	*
Intel Corp.	37,789	1,946,134
KLA Corp.	1,410	606,455
Lam Research Corp.	1,309	941,367
Microchip Technology Inc.	5,146	448,011
Micron Technology Inc.	10,363	965,313
Monolithic Power Systems Inc.	410	202,265
NVIDIA Corp.	23,231	6,832,469
NXP Semiconductors NV	2,491	567,400
Qorvo Inc.	1,028	160,769	*
QUALCOMM Inc.	10,417	1,904,957
Skyworks Solutions Inc.	1,510	234,261
SolarEdge Technologies Inc.	489	137,199	*
Teradyne Inc.	1,513	247,421
Texas Instruments Inc.	8,583	1,617,638
Xilinx Inc.	2,303	488,305

Total Semiconductors & Semiconductor Equipment		23,888,079

Software - 9.5%
Adobe Inc.	4,428	2,510,942	*
ANSYS Inc.	799	320,495	*
Autodesk Inc.	2,044	574,752	*
Cadence Design Systems Inc.	2,563	477,615	*
Ceridian HCM Holding Inc.	1,269	132,560	*
Citrix Systems Inc.	1,140	107,833
Fortinet Inc.	1,263	453,922	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	13

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Software - (continued)
Intuit Inc.	2,633	$1,693,598
Microsoft Corp.	69,767	23,464,037
NortonLifeLock Inc.	5,285	137,304
Oracle Corp.	14,994	1,307,627
Paycom Software Inc.	446	185,175	*
PTC Inc.	1,030	124,784	*
salesforce.com Inc.	9,099	2,312,329	*
ServiceNow Inc.	1,841	1,195,012	*
Synopsys Inc.	1,418	522,533	*
Tyler Technologies Inc.	382	205,497	*

Total Software		35,726,015

Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc.	144,827	25,716,930
Hewlett Packard Enterprise Co.	11,886	187,442
HP Inc.	10,742	404,651
NetApp Inc.	2,023	186,096
Seagate Technology Holdings PLC	1,907	215,453
Western Digital Corp.	2,814	183,501	*

Total Technology Hardware, Storage & Peripherals		26,894,073

TOTAL INFORMATION TECHNOLOGY		109,373,754

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals Inc.	2,062	627,384
Albemarle Corp.	1,087	254,108
Celanese Corp.	1,014	170,413
CF Industries Holdings Inc.	1,950	138,021
Corteva Inc.	6,755	319,376
Dow Inc.	6,872	389,780
DuPont de Nemours Inc.	4,751	383,786
Eastman Chemical Co.	1,244	150,412
Ecolab Inc.	2,303	540,261
FMC Corp.	1,199	131,758
International Flavors & Fragrances Inc.	2,387	359,602
Linde PLC	4,773	1,653,510
LyondellBasell Industries NV, Class A Shares	2,441	225,133
Mosaic Co.	3,300	129,657
PPG Industries Inc.	2,203	379,885
Sherwin-Williams Co.	2,241	789,191

Total Chemicals		6,642,277

See Notes to Schedule of Investments.

14	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Construction Materials - 0.1%
Martin Marietta Materials Inc.	581	$255,942
Vulcan Materials Co.	1,236	256,569

Total Construction Materials		512,511

Containers & Packaging - 0.3%
Amcor PLC	14,215	170,722
Avery Dennison Corp.	768	166,326
Ball Corp.	3,005	289,291
International Paper Co.	3,709	174,249
Packaging Corp. of America	917	124,850
Sealed Air Corp.	1,373	92,636
Westrock Co.	2,409	106,863

Total Containers & Packaging		1,124,937

Metals & Mining - 0.4%
Freeport-McMoRan Inc.	13,735	573,162
Newmont Corp.	7,398	458,824
Nucor Corp.	2,655	303,068

Total Metals & Mining		1,335,054

TOTAL MATERIALS		9,614,779

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities Inc.	1,312	292,523
American Tower Corp.	4,246	1,241,955
AvalonBay Communities Inc.	1,298	327,862
Boston Properties Inc.	1,318	151,807
Crown Castle International Corp.	4,016	838,300
Digital Realty Trust Inc.	2,639	466,760
Duke Realty Corp.	3,509	230,331
Equinix Inc.	837	707,968
Equity Residential	3,181	287,880
Essex Property Trust Inc.	593	208,872
Extra Space Storage Inc.	1,257	285,000
Federal Realty Investment Trust	653	89,017
Healthpeak Properties Inc.	5,009	180,775
Host Hotels & Resorts Inc.	6,741	117,226	*
Iron Mountain Inc.	2,592	135,639
Kimco Realty Corp.	5,729	141,220
Mid-America Apartment Communities Inc.	1,071	245,730
Prologis Inc.	6,872	1,156,970
Public Storage	1,412	528,879
Realty Income Corp.	5,193	371,767

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	15

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Regency Centers Corp.	1,497	$112,799
SBA Communications Corp.	1,012	393,688
Simon Property Group Inc.	3,079	491,932
UDR Inc.	2,689	161,313
Ventas Inc.	3,705	189,400
Vornado Realty Trust	1,416	59,274
Welltower Inc.	4,037	346,253
Weyerhaeuser Co.	6,917	284,842

Total Equity Real Estate Investment Trusts (REITs)		10,045,982

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,133	339,962	*

TOTAL REAL ESTATE		10,385,944

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	2,384	146,544
American Electric Power Co. Inc.	4,682	416,558
Duke Energy Corp.	7,154	750,455
Edison International	3,518	240,104
Entergy Corp.	1,858	209,304
Evergy Inc.	2,098	143,944
Eversource Energy	3,237	294,502
Exelon Corp.	9,082	524,576
FirstEnergy Corp.	4,954	206,037
NextEra Energy Inc.	18,218	1,700,832
NRG Energy Inc.	2,314	99,687
Pinnacle West Capital Corp.	1,034	72,990
PPL Corp.	6,923	208,105
Southern Co.	9,927	680,794
Xcel Energy Inc.	5,030	340,531

Total Electric Utilities		6,034,963

Gas Utilities - 0.0%††
Atmos Energy Corp.	1,190	124,676

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	6,395	155,399

Multi-Utilities - 0.7%
Ameren Corp.	2,338	208,105
CenterPoint Energy Inc.	5,823	162,520
CMS Energy Corp.	2,666	173,423
Consolidated Edison Inc.	3,269	278,911
Dominion Energy Inc.	7,482	587,786

See Notes to Schedule of Investments.

16	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
DTE Energy Co.		1,836	$219,476
NiSource Inc.		3,516	97,077
Public Service Enterprise Group Inc.		4,745	316,634
Sempra Energy		2,990	395,517
WEC Energy Group Inc.		2,976	288,880

Total Multi-Utilities			2,728,329

Water Utilities - 0.1%
American Water Works Co. Inc.		1,693	319,740

TOTAL UTILITIES			9,363,107

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,181,224)			374,979,077

RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,693,979)	0.010%	1,693,979	1,693,979

TOTAL INVESTMENTS - 100.0% (Cost - $97,875,203)			376,673,056
Other Assets in Excess of Liabilities - 0.0%††			87,563

TOTAL NET ASSETS - 100.0%			$376,760,619

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).

At December 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	8	3/22	$1,862,650	$1,903,400	$40,750

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$374,979,077	—	—	$374,979,077
Short-Term Investments†	1,693,979	—	—	1,693,979

Total Investments	$376,673,056	—	—	$376,673,056

Other Financial Instruments:
Futures Contracts††	$40,750	—	—	$40,750

Total	$376,713,806	—	—	$376,713,806

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended December 31, 2021:

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin Resources Inc.	$69,396	$10,732	323	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Franklin Resources Inc.	—	$771	$8,888	$89,016

20